American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2025

Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.7%
Alabama — 3.7%
Black Belt Energy Gas District Rev., 5.00%, 5/1/30 (GA: BP PLC)	1,500,000	1,601,031
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	816,143
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	42,061
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	348,930
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,105,265
Black Belt Energy Gas District Rev., VRN, 0.00%, 3/1/55 (GA: BP PLC)	1,905,000	2,067,827
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	1,040,000	1,123,701
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	830,027
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	652,717
Jefferson Sewer County Rev., 5.25%, 10/1/42	1,000,000	1,077,118
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	158,868
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,191,237
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	3,500,000	3,787,684
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	2,500,000	2,691,921
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,100,000	2,233,614
		19,728,144
Arizona — 3.2%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	813,752
Arizona Health Facilities Authority Rev., VRN, 3.04%, (MUNIPSA plus 0.25%), 1/1/46	130,000	129,229
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,780,000	1,887,123
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	532,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	100,000	2,350
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	182,586
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	412,188
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/27	1,000,000	1,039,371
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	158,599
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	541,075
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	507,716
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,007,633
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	477,125
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	203,620
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	523,344
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/32	500,000	573,045
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	635,070
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	751,689
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/48	2,000,000	2,113,278
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,089,764
Scottsdale GO, 4.00%, 7/1/31	500,000	531,936
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	1,000,000	1,024,821
Sierra Vista Industrial Development Authority Rev., (Wake Preparatory Academy), 5.25%, 6/15/35	800,000	821,323
		16,958,637
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	336,699
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,105,681
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,100,111
		2,542,491

California — 2.3%
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	521,277
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	100,000	22,618
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,211
California Housing Finance Agency Rev., 4.25%, 1/15/35	449,785	465,712
California Housing Finance Agency Rev., 3.50%, 11/20/35	101,581	101,003
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65	1,265,000	1,075,250
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	165,000	170,110
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	52,553
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	116,934
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	181,968
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	99,307
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	661,089
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	408,200
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	500,000	459,401
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	320,000	323,155
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	250,000	217,414
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	650,000	681,505
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	614,106
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	245,540
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	100,000	83,137
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	403,184
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	215,587
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	500,000	340,960
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	290,000	86,446
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	500,000	53,819
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,540,000	1,469,534
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	500,000	451,840
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	750,000	856,091
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	101,314
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	315,730
Port of Los Angeles Rev., 5.00%, 8/1/35	1,250,000	1,423,993
		12,468,988
Colorado — 4.5%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,172,354
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	1,037,747
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	551,154
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	814,694
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	809,912
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	340,000	320,008
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	279,378
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	545,000	593,748
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	211,630
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	300,933
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	385,000	420,964

Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	500,000	543,976
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	480,503
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	800,000	889,608
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	255,000	260,292
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/28	340,000	352,183
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,554,537
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	149,899
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	937,578
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	525,000	558,769
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,441
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/34 (BAM)	300,000	332,133
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/35 (BAM)	325,000	358,121
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AG)	500,000	461,677
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	850,000	937,146
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AG)	1,400,000	1,476,404
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	500,000	526,545
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	527,618
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	242,117
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	329,351
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	791,966
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,192,025
State of Colorado COP, 6.00%, 12/15/38	230,000	270,611
State of Colorado COP, 6.00%, 12/15/40	385,000	447,534
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	280,000	287,807
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	500,000	466,649
University of Colorado Rev., 5.00%, 6/1/38	500,000	575,176
University of Colorado Rev., 5.00%, 6/1/39	460,000	524,956
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	486,651
Village Metropolitan District GO, 5.75%, 12/1/55	720,000	727,130
		24,301,925
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	500,683
New Haven GO, 5.00%, 8/1/31 (AG)	1,250,000	1,395,722
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	750,000	757,409
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,037,776
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,237,718
		4,929,308
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,015,000	1,029,887
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	700,000	713,195
		1,743,082
District of Columbia — 0.8%
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,084,891
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	495,565
District of Columbia Income Tax Rev., 5.00%, 6/1/36	1,000,000	1,168,410
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,069,862
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	463,098
		4,281,826

Florida — 10.9%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	230,000	230,360
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	717,463
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	754,011
Broward County Port Facilities Rev., 5.00%, 9/1/38	950,000	1,033,914
Broward County Port Facilities Rev., 5.00%, 9/1/39	1,000,000	1,081,409
Broward County Port Facilities Rev., 5.00%, 9/1/40	550,000	588,206
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,047,936
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	977,096
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	841,738
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	312,220
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	264,166
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(1)	1,220,000	1,126,953
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	719,598
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,145,717
Central Florida Expressway Authority Rev., 5.00%, 7/1/37	1,000,000	1,151,312
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AG)	1,100,000	1,185,774
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	420,000	453,309
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	155,000	149,891
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(1)	110,000	109,960
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	500,000	525,717
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,660,000	1,679,383
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	1,250,000	1,264,297
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	455,000	454,815
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	1,780,000	1,797,990
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	562,817
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	731,662
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,367,343
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AG)	1,050,000	1,133,421
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	185,174
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	988,920
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/34	1,000,000	1,077,633
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,495,000	1,548,139
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28(5)	370,000	370,191
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	1,500,000	1,591,716
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	1,000,000	927,256
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	581,172
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	437,015
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	641,654
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/44 (AG)	1,500,000	1,574,513
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	500,688
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	2,000,000	2,106,471
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,000,000	1,061,536
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,508,520
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	405,182
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	966,450
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	880,224
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	469,140
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/30 (AG)	2,000,000	2,188,562
Orlando Utilities Commission Rev., 5.00%, 10/1/48	3,000,000	3,138,979
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 6.00%, 11/1/57	1,415,000	1,417,091
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(4)	385,000	169,777
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	290,000	312,067

Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	1,000,000	1,019,847
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	100,000	102,019
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	478,343
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	562,319
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	580,000	628,810
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(1)	800,000	801,531
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	250,000	233,047
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	940,000	957,508
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	490,000	491,964
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 3.75%, 5/1/29(1)	600,000	602,853
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,050,000	1,056,059
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.875%, 5/1/45	1,500,000	1,501,239
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	498,786
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AG)	780,000	843,058
		58,233,931
Georgia — 4.2%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/36	2,015,000	2,032,808
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	980,806
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	287,630
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	882,079
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	406,457
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	532,355
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	1,500,000	1,509,651
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	180,623
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,522,424
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	498,825
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	460,777
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	500,000	511,952
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,588,897
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,224,177
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	419,811
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	535,000	567,632
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	587,188
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,015,113
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	1,910,000	2,056,839
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,615,194
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,089,051
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,000,000	1,098,667
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,269,586
		22,338,542
Guam — 0.4%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/43	730,000	789,427
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	209,609
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	207,770
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	206,490
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	257,286
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	231,234
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	205,357
		2,107,173

Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	125,000	144,172
Honolulu GO, 5.00%, 7/1/29	830,000	900,970
		1,045,142
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	339,606
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	408,992
		748,598
Illinois — 6.8%
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,105,727
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,238,981
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	892,331
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	772,588
Chicago GO, 4.00%, 1/1/35	500,000	481,012
Chicago GO, 5.25%, 1/1/38	1,000,000	1,037,636
Chicago GO, 6.00%, 1/1/38	20,000	20,399
Chicago GO, 5.50%, 1/1/49	100,000	98,801
Chicago GO, 6.00%, 1/1/50	800,000	840,750
Chicago Board of Education GO, 5.00%, 12/1/27 (AG)	700,000	722,473
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	280,048
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	993,637
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	305,848
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,001,553
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/43 (BAM)	1,000,000	1,066,595
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/37	1,000,000	1,131,370
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	557,106
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39 (AG)	1,000,000	1,078,713
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AG)	750,000	786,257
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,019,025
Chicago Waterworks Rev., 5.00%, 11/1/36 (AG)	500,000	514,054
Cook County GO, 5.00%, 11/15/26	830,000	848,096
Cook County GO, 5.00%, 11/15/31	1,000,000	1,015,832
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	893,748
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	725,000	769,873
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	335,000	345,782
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,000,000	998,878
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(1)	1,770,000	1,860,624
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	910,000	931,324
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	257,064
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	770,000	849,123
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,000,987
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	982,621
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	388,511
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	374,216
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/37 (BAM)(5)	1,450,000	1,629,873
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	649,977
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	342,023
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,257,264
State of Illinois GO, 5.00%, 11/1/29	595,000	616,457
State of Illinois GO, 5.00%, 10/1/33	200,000	209,577
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,099,473
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,347,031

Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,027,576
		36,640,834
Indiana — 1.2%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	345,434
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	248,563
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	383,029
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	445,000	475,503
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	190,000	206,316
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	190,000	197,817
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	585,000	586,042
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,042,456
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	449,731
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	200,000	200,353
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	620,000	640,968
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	713,368
Purdue University Rev., 5.00%, 7/1/40	750,000	830,354
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	235,000	242,418
		6,562,352
Iowa — 0.7%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,054,846
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,000,392
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.36%, (SOFR plus 0.55%), 5/15/56	500,000	492,173
Polk County GO, 5.00%, 6/1/44	1,000,000	1,038,961
		3,586,372
Kansas — 0.3%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	885,103
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	774,523
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	124,254
		1,783,880
Kentucky — 0.6%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	395,429
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	100,951
Kentucky Public Energy Authority Rev., VRN, 3.89%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	1,006,142
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	542,676
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,064,926
		3,110,124
Louisiana — 1.0%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/36 (AG)	535,000	608,878
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/37 (AG)	750,000	844,523
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/40 (AG)	500,000	549,746
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,017,081
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	800,000	803,195
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AG)	250,000	253,698
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	550,000	551,346
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	900,000	904,107
		5,532,574
Maryland — 2.2%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	401,156
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	200,262
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	171,634
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	350,000	356,534
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	406,816
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,486,239
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	383,927

Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	795,393
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	854,911
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	425,828
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	641,364
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,827,187
State of Maryland GO, 5.00%, 3/15/28	535,000	564,880
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,685,965
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,378,099
		11,580,195
Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,252,766
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,036,504
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,120,991
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	815,104
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	750,000	754,660
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(1)	450,000	458,162
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	300,000	300,145
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	99,297
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	151,601
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	844,153
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	430,000	512,649
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	762,141
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,128,195
		10,236,368
Michigan — 2.9%
Detroit GO, 5.00%, 4/1/26	1,320,000	1,326,828
Detroit GO, 5.00%, 4/1/35	300,000	322,469
Detroit GO, 5.00%, 4/1/38	740,000	782,016
Detroit GO, 4.00%, 4/1/42	525,000	490,067
Detroit GO, 6.00%, 5/1/43	275,000	303,978
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	701,832
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	440,650
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,204,268
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30(5)	1,285,000	1,285,552
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	770,000	778,179
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	623,463
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/38	1,000,000	1,136,292
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,205,731
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	391,288
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	767,972
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	545,000	606,641
Michigan State Housing Development Authority Rev., 4.25%, 12/1/37	730,000	751,211
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,746,883
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AG)	440,000	482,801
		15,348,121
Minnesota — 0.7%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	250,000	269,260
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	228,821
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	302,181
State of Minnesota GO, 5.00%, 10/1/27	900,000	941,012

State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,169,278
State of Minnesota GO, 4.00%, 8/1/41	950,000	976,541
		3,887,093
Mississippi — 0.4%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	685,000	641,130
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,395,000	1,444,983
		2,086,113
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,004,598
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	381,820
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	26,349
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,131,135
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,011,676
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	748,387	763,081
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	143,389
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,275,000	1,274,909
		5,736,957
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	525,771
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,052,393
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,263,972
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,078,916
		3,921,052
Nevada — 1.3%
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/49	600,000	622,768
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	700,000	711,474
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	665,000	566,036
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	350,000	348,082
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	190,000	191,538
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	500,000	529,744
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	385,000	386,292
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	465,000	462,478
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	192,738
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	171,506
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	213,753
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	245,000	245,040
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,665,252
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	500,566
		6,807,267
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,051,234
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	272,240	277,177
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	556,737
		1,885,148
New Jersey — 2.4%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	550,776
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	716,788
New Jersey Higher Education Student Assistance Authority Rev., VRN, 5.00%, 12/1/56	2,000,000	2,015,582
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	455,000	480,656
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,123,184
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	1,500,000	1,723,355
New Jersey Turnpike Authority Rev., 5.25%, 1/1/50	1,000,000	1,082,990

New Jersey Turnpike Authority Rev., 5.25%, 1/1/54	1,000,000	1,066,375
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,419,192
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	250,000	258,842
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	1,000,000	1,027,882
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	1,425,000	1,385,614
		12,851,236
New Mexico — 0.3%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	486,674
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	1,000,000	949,288
		1,435,962
New York — 8.3%
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/44	1,000,000	1,063,759
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/50	1,000,000	1,033,889
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/45	1,000,000	1,058,972
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	508,655
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	570,160
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	819,401
Metropolitan Transportation Authority Rev., VRN, 3.49%, (SOFR plus 0.80%), 11/1/32 (AG)	250,000	250,036
New York City GO, 5.00%, 2/1/40	600,000	665,615
New York City GO, 5.25%, 5/1/41	150,000	162,044
New York City GO, 5.00%, 4/1/43	500,000	509,281
New York City GO, 4.00%, 8/1/44	1,000,000	941,974
New York City GO, 4.00%, 9/1/46	250,000	235,205
New York City GO, 5.50%, 4/1/48	1,000,000	1,075,952
New York City GO, 5.00%, 3/1/50	700,000	712,579
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,151,602
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,073,522
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	530,299
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	1,230,000	1,341,230
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/32	250,000	285,789
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	750,000	750,480
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/39	1,250,000	1,388,286
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,099,082
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	637,248
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AG)	400,000	461,452
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	323,940
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	909,892
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	830,241
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	934,862
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.32%, 11/15/30	1,200,000	1,200,519
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	500,000	570,951
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	1,535,000	1,545,185
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	330,000	349,232
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/39	1,000,000	1,151,107
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,629,892
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	230,000	230,131
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	235,000	235,693
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	713,199
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	123,309
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	572,729
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,017,367
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,000,000	1,088,316
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	198,289
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	664,625

New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,250,000	1,271,697
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	490,342
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,000,000	1,007,542
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,040,275
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	445,000	474,785
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	441,036
State of New York GO, 5.00%, 3/15/41	1,000,000	1,108,027
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	596,179
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	925,733
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.25%, 5/15/52	750,000	783,164
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,102,524
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	980,868
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,079,455
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AG)	400,000	435,596
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	100,516
		44,453,730
North Carolina — 0.7%
Charlotte Airport Rev., 5.25%, 7/1/41	1,765,000	1,954,496
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	350,000	351,364
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	600,145
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,040
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	350,129
State of North Carolina Rev., 5.00%, 3/1/34	345,000	368,456
		3,934,630
Ohio — 3.8%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,383,115
American Municipal Power, Inc. Rev., 5.00%, 2/15/31	845,000	922,544
American Municipal Power, Inc. Rev., 5.00%, 2/15/39	1,250,000	1,365,039
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,175,000	1,133,342
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	1,050,000	913,450
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	3,235,000	2,728,813
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,641,540
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	450,000	481,584
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	360,042
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44(5)	1,135,000	1,134,985
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	795,000	851,324
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	1,032,803
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	89,071
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/33	1,500,000	1,748,766
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,356,260
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	510,949
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	458,589
Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,414,378
		20,526,594
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	866,951
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	240,000	267,628
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	275,000	305,990
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	942,077
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	445,000	513,528
		2,896,174

Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	251,482
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	93,628
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,527,562
State of Oregon GO, 5.00%, 8/1/48	500,000	537,224
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,072,506
		3,482,402
Pennsylvania — 3.6%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	155,000	153,786
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AG)	500,000	549,685
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	263,000
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	283,837
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	157,000	108,683
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AG)	450,000	501,483
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AG)	525,000	580,838
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	1,850,000	1,940,887
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	2,000,000	1,983,597
Delaware River Port Authority Rev., 5.00%, 1/1/40	800,000	900,829
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,500,000	1,534,951
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	418,889
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AG)	1,000,000	1,031,443
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	525,000	542,262
Pennsylvania State University Rev., 5.00%, 9/1/32	700,000	801,301
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	521,700
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	565,939
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	810,682
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	689,073
Pennsylvania Turnpike Commission VRN, 5.00%, 12/1/45	860,000	976,409
Philadelphia Gas Works Co. Rev., 5.25%, 8/1/49	1,000,000	1,064,534
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/54 (AG)	1,500,000	1,607,802
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AG)	750,000	825,156
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AG)	500,000	522,353
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	197,799
		19,376,918
Puerto Rico — 0.5%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,329,905
Puerto Rico GO, 5.625%, 7/1/29	750,000	796,308
Puerto Rico GO, VRN, 0.00%, 11/1/51	434,986	253,923
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	2,000,000	498,433
		2,878,569
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	329,461
State of Rhode Island GO, 5.00%, 12/1/42	500,000	544,126
State of Rhode Island GO, 5.00%, 12/1/43	500,000	539,433
		1,413,020
South Carolina — 0.8%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	94,321
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	908,611
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	817,770
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	227,047
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	311,269

South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,225,145
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	539,834
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43(5)	280,000	280,221
		4,404,218
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 3.25%, 9/1/30	2,350,000	2,337,131
Tennessee — 1.3%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,137,830
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	355,033
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	393,395
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	260,202
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,053,380
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(1)(4)	2,395,000	1,034,460
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AG)	1,000,000	1,056,528
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	225,000	228,641
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	800,000	764,989
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	792,554
		7,077,012
Texas — 10.6%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	1,000,000	1,021,854
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	310,269
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,332,194
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(1)	384,000	384,780
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,051,105
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	316,628
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	252,585
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	306,855
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27(5)	320,000	327,641
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27(5)	335,000	342,686
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28(5)	250,000	261,363
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,175,612
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,500,000	1,616,110
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	449,309
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	250,000	277,961
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,051,682
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,189,525
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	300,000	314,848
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	264,852
Deer Park Independent School District GO, 4.00%, 8/15/43 (PSF-GTD)	2,420,000	2,357,727
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(4)	2,000,000	521,850
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,040,468
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,425,630
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AG)	450,000	497,366
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AG)	250,000	281,594
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AG)	365,000	409,510
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AG)	285,000	317,249
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AG)	210,000	232,985
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,102,837
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,527,228

Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AG)	360,000	395,592
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AG)	345,000	386,091
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AG)	300,000	339,129
Houston GO, 5.25%, 3/1/40	655,000	720,576
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/36(5)	1,250,000	1,351,442
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	430,000	465,429
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	455,146
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	158,192
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	365,000	403,253
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	917,206
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,000,000	1,039,592
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	315,000	315,911
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/36	250,000	283,190
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/37	450,000	505,457
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/38	200,000	222,779
North Texas Tollway Authority Rev., 4.00%, 1/1/33	245,000	246,959
North Texas Tollway Authority Rev., 5.00%, 1/1/43	380,000	388,537
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,206,188
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(4)	1,000,000	640,325
Northside Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,156,926
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,106,434
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(1)	425,000	425,710
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	175,000	172,106
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	630,567
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,490,268
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,351,578
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	750,000	750,548
Southeast Regional Management District GO, 4.25%, 4/1/46 (AG)	1,500,000	1,423,645
State of Texas GO, 5.00%, 8/1/40	815,000	814,997
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	160,949
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	446,902
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	478,775
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	647,325
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	780,000	867,135
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	480,933
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,820,574
Texas Municipal Power Agency Rev., 5.50%, 9/1/50 (BAM)	400,000	429,561
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	504,341
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,291,782
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	912,659
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	1,000,000	1,020,789
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	561,658
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	595,164
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	848,038
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,083,446
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	645,775

Williamson County GO, 5.00%, 2/15/31	1,000,000	1,114,678
		56,636,560
Utah — 1.6%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	585,000	628,702
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	585,000	625,186
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	517,069
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	500,000	521,947
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	500,000	402,683
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	303,455
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	506,763
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	750,000	692,516
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,173,461
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	915,745
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	785,000	829,078
Utah State University Rev., (Utah State University Research), 4.00%, 12/1/42 (AG)	1,215,000	1,216,303
		8,332,908
Virginia — 1.2%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,359,104
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,051,660
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	600,000	582,523
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	100,000	100,986
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	198,745
Prince William County Service Authority Rev., 5.00%, 7/15/39	545,000	624,207
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	602,336
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,081,358
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	525,000	590,887
		6,191,806
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	556,246
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,113,433
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,141,605
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	943,787
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	533,533
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	553,940
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,048,562
King County Housing Authority Rev., 5.375%, 7/1/45	1,040,000	1,096,104
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,242,129
King County Sewer Rev., 5.00%, 1/1/49	800,000	843,174
Seattle Municipal Light & Power Rev., 5.00%, 2/1/39	500,000	569,794
Seattle Municipal Light & Power Rev., 5.00%, 3/1/48	1,000,000	1,048,138
State of Washington GO, 5.00%, 8/1/38	1,000,000	1,136,642
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,046,136
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	798,857
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33(5)	1,070,000	1,072,296
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.25%, 7/1/55 (BAM)(1)	2,000,000	2,034,686
		16,779,062
West Virginia — 0.8%
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/37 (AG)(5)	975,000	1,072,559
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/40 (AG)(5)	525,000	565,401
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	400,000	406,276

West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	1,750,000	1,883,407
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	624,486
		4,552,129
Wisconsin — 3.6%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	5,715,000	5,842,281
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	384,924
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,271,089
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	69,145
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.25%, 6/1/45	330,000	335,570
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(1)	380,000	396,279
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	920,000	928,446
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	75,000	78,404
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	736,021
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	782,585
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/32	350,000	385,593
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/34	280,000	310,701
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(1)	600,000	533,456
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,552,723
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	645,000	675,400
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	198,356
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,000,000	2,076,086
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	168,904
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	515,000	430,451
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	251,032
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	484,281
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,000,000	1,016,303
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	152,622
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	386,019
		19,446,671
TOTAL MUNICIPAL SECURITIES (Cost $523,664,950)		529,138,969
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
BlackRock Liquidity Funds MuniCash (Cost $8,900,520)	8,899,635	8,900,525
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $532,565,470)		538,039,494
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,790,199)
TOTAL NET ASSETS — 100.0%		$536,249,295

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $40,122,280, which represented 7.5% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$529,138,969	—
Short-Term Investments	$8,900,525	—	—
	$8,900,525	$529,138,969	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.